Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Information [Abstract]
Schedule of reportable segments and corporate
	As of March 31, 2023
	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$4,972	$-	$239,381	$-	$244,353
Prepaid expenses and other current assets	25,575	-	-	-	248,506	274,080
Deposits and other assets	915,279	-	-	-	137,675	1,052,954
Intangible assets	-	217,176	14,108	-	-	231,283
Goodwill	-	46,460	-	-	-	46,460
Inventory	16,374	198,633	41,250	-	-	256,257
All other assets	-	-	-	-	2,369,947	2,369,948
Total Assets	$957,228	$467,241	$55,358	$239,381	$2,756,128	$4,475,336

Accounts payable and accrued liabilities	$2,019	$1,514,866	$22,750	$433,409	$9,136,296	$11,109,340
Note payable, net of debt discount and issuance costs	474,496	139,770	-	-	988,355	1,602,621
Deferred revenue	253,348	-	-	-	-	253,348
All other Liabilities	-	-	-	-	6,862,324	6,862,324
Total Liabilities	$729,863	$1,654,636	$22,750	$433,409	$16,986,975	$19,827,633
	As of December 31, 2022
	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$11,217	$-	$228,206	$-	$239,423
Prepaid expenses and other current assets	23,712	40,681	-	-	64,154	128,547
Deposits and other assets	629,955	2,600	-	-	164,676	797,231
Intangible assets	-	207,301	-	-	22,783	230,084
Goodwill	30,125	46,460	-	-	-	76,585
Inventory	-	374,845	-	-	-	374,845
All other assets	-	-	-	-	2,973,034	2,973,034
Total Assets	$683,792	$683,104	$-	$228,206	$3,224,647	$4,819,749

Accounts payable and accrued liabilities	$8,495	$1,635,298	$-	$509,931	$5,411,996	$7,565,720
Note payable, net of debt discount and issuance costs	130,615	184,160	-	-	1,368,919	1,683,694
Deferred revenue	275,017	-	-	24,392	-	299,409
All other Liabilities	-	-	-	-	7,774,125	7,774,125
Total Liabilities	$414,127	$1,819,458	$-	$534,323	$14,555,040	$17,322,948

	As of December 31, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$11,217	$228,206	$-	$239,423
Prepaid expenses and other current assets	23,712	40,681	-	64,154	128,547
Deposits and other assets	629,955	2,600	-	164,676	797,231
Intangible assets	-	207,301	-	22,783	230,084
Goodwill	-	46,460	-	-	46,460
Inventory	30,125	374,845	-	-	404,970
All other assets	-	-	-	2,973,034	2,973,034
Total Assets	$683,792	$683,104	$228,206	$3,224,647	$4,819,749

Accounts payable and accrued liabilities	$8,495	$1,635,298	$509,931	$5,411,996	$7,565,720
Note payable, net of debt discount and issuance costs	130,615	184,160	-	1,368,919	1,683,694
Deferred revenue	275,017	-	24,392	-	299,409
All other Liabilities	-	-	-	7,774,125	7,774,125
Total Liabilities	$414,217	$1,819,458	$534,323	$14,555,040	$17,322,948

	As of December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Accounts receivable, net	$-	$2,884	$334,556	$-	$337,440
Prepaid expenses and other current assets	48,495	-	-	188,170	236,665
Deposits and other assets	626,529	-	-	92,422	718,951
Intangible assets	-	1,637,924	783,676	11,241	2,432,841
Goodwill	-	25,139	1,349,696	-	1,374,835
Inventory	-	106,403	-	-	106,403
All other assets	-	-	-	3,966,124	3,966,124
Total Assets	$675,024	$1,772,350	$2,467,928	$4,257,957	$9,173,259

Accounts payable and accrued liabilities	$9,693	$766,253	$6,232	$2,948,362	$3,730,540
Note payable, net of debt discount and issuance costs	313,979	-	-	1,028,685	1,342,664
Deferred revenue	161,112	13,477	59,570	-	234,159
All other Liabilities	-	-	-	177,644	177,644
Total Liabilities	$484,784	$779,730	$65,802	$4,154,691	$5,485,007

Schedule of financial information related to our reportable segments and corporate
	For the three months ended March 31, 2023
	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Net revenue	$299,195	$410,894	$28,869	$247,187	$-	$986,145
Cost of revenue	232,098	703,253	2,500	74,836	-	1,012,687
Gross margin	67,097	(292,359)	26,369	172,351	-	(26,542)

Compensation	787,259	134,050	41,538	2,638	3,149,038	4,114,523
Research and development	131,626	-	-	-	-	131,626
Marketing	532,065	3,456	-	-	-	535,521
Stock based compensation	1,685,450	1,538,889	-	1,685,450	2,418,255	7,328,044
General and administrative	173,831	77,133	41,223	78,761	1,165,610	1,536,558
Depreciation and amortization	-	8,025	-	-	30,776	38,801
Total operating expenses	$3,310,231	$1,761,553	$82,761	$1,766,849	$6,763,679	$13,685,073

Interest expense	$16,778	$-	$-	$2,266	$46,326	$65,370
All other expenses	-	-	-	-	(2,309,280)	(2,309,280)

Other expenses, net	$16,778	$-	$-	$2,266	$(2,262,954)	$(2,243,910)
Loss before income tax provision and equity in net loss from unconsolidated investments	$(3,226,356)	$(2,053,912)	$(56,392)	$(1,592,232)	$(9,026,633)	$(15,955,525)

	For the three months ended March 31, 2022
	Creatd Labs	Creatd Ventures	Creatd Studios	Creatd Partners	Corporate	Total

Net revenue	$508,268	$254,690	-	$585,780	$-	$1,348,738
Cost of revenue	706,196	409,969	-	456,005	-	1,572,170
Gross margin	(197,928)	(155,279)	-	129,775	-	(223,432)

Compensation	129,009	195,442	-	249,608	299,151	873,210
Research and development	134,876	-	-	91,778	-	226,654
Marketing	970,484	1,013,706	-	-	107,831	2,092,021
Stock based compensation	251,907	226,298	-	248,548	354,039	1,080,792
General and administrative	89,757	92,830	-	128,884	2,059,812	2,371,283
Depreciation and amortization	-	71,271	-	31,599	39,022	141,892
Impairment of goodwill	-	-	-	-	-	-
Impairment of intangibles	-	-	-	-	-	-
Total operating expenses	$1,576,033	$1,599,547	-	$750,417	$2,859,855	$6,785,852

Interest expense	(13,229)	-	-	-	(667)	(13,896)
All other expenses	-	-	-	-	142,132	142,132

Other expenses, net	(13,229)	-	-	-	141,465	128,236
Loss before income tax provision and equity in net loss from unconsolidated investments	$(1,787,190)	$(1,754,826)	$-	$(620,642)	$(2,718,390)	$(6,881,048)

	For the year December 30, 2022
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,616,278	$1,456,593	$1,723,603	$-	$4,796,474
Cost of revenue	2,000,970	2,807,285	1,300,951	-	6,109,206
Gross margin (loss)	(384,692)	(1,350,692)	422,652	-	(1,312,732)

Compensation	1,794,003	826,185	931,158	1,127,044	4,678,390
Research and development	606,211	-	345,203	-	951,414
Marketing	2,722,579	1,675,083	302,509	-	4,700,171
Stock based compensation	864,507	781,928	887,627	1,649,782	4,183,844
General and administrative not including depreciation, amortization, or Impairment	246,540	592,210	509,757	7,675,921	9,024,428
Depreciation and amortization	-	143,360	132,683	316,096	592,139
Impairment of intangibles	213,141	365,732	-	3,009,121	3,587,994

Total operating expenses	$4,439,837	$3,558,313	$2,177,779	$12,650,920	$27,718,380

Interest expense	(33,938)	298	-	(787,411)	(821,051)
All other expenses	-	-	-	(5,824,152)	(5,824,152)
Other expenses, net	(33,938)	298	-	(6,611,563)	(6,645,203)

Loss before income tax provision	$(4,858,467)	$(4,908,707)	$(1,755,127)	$(19,262,483)	$(35,676,315)

	For the year ended December 31, 2021
	Creatd Labs	Creatd Ventures	Creatd Partners	Corporate	Total

Net revenue	$1,926,374	$90,194	$2,283,149	$-	$4,299,717
Cost of revenue	3,186,240	148,989	1,964,808	-	5,300,037
Gross margin	(1,259,866)	(58,940)	318,341	-	(1,000,320)

Research and development	758,293	131	225,104	-	983,528
Marketing	8,182,935	-	962,698	481,349	9,626,982
Stock based compensation	1,727,021	1,560,546	1,884,986	4,488,615	9,661,168
Impairment of goodwill	-	-	1,035,795	-	1,035,795
General and administrative not including depreciation, amortization, or Impairment	3,918,130	1,665,783	1,600,212	2,791,236	9,975,360
Depreciation and amortization	-	100,633	252,730	44,076	397,440
Impairment of intangibles	-	-	688,127	-	688,127

Total operating expenses	$14,586,379	$3,327,093	$6,649,652	$11,803,003	$32,368,400

Interest expense	(12,706)	-	-	(359,400)	(372,106)
All other expenses	-	-	-	(3,638,327)	(3,638,327)
Other expenses, net	(12,706)			(3,997,727)	(4,010,433)

Loss before income tax provision and equity in net loss from unconsolidated investments	$(15,858,951)	$(3,385,888)	$(6,331,311)	$(11,803,003)	$(37,379,153)